CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 5,503	$ 5,464	$ 3,307
Adjustments to reconcile net income to net cash flows from operating activities
Provision for loan losses	1,229	1,700	3,595
Provision for other real estate owned losses	816	473	1,167
Depreciation	603	824	831
Loss (gain) on sale of assets	(1)		8
Gain on sale of securities	(1)
Gain on sale of other real estate owned	(119)	(11)
Gain on sale of loans	(136)	(243)	(238)
Amortization of investment security premiums and discounts, net	674	27	(167)
Provision for deferred income taxes	428	(394)	(1,176)
Stock compensation for employee services	239	238	257
Changes in operating assets and liabilities
Originations of loans held for sale	(6,742)	(15,016)	(16,854)
Proceeds from sales of loans held for sale	6,435	15,755	16,868
(Increase) decrease in interest receivable	(117)	10	(101)
Decrease (increase) in other assets	564	354	(1,611)
(Decrease) increase in other liabilities	(561)	433	(1,405)
Net cash flows from operating activities	8,814	9,614	4,481
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturities, calls, and principal payments of investment securities - available-for-sale	67,316	56,294	41,122
Proceeds from sale of securities-available-for-sale	2,915
Purchases of investment securities - available-for-sale	(152,103)	(119,092)	(57,557)
Proceeds from maturities, calls, and principal payments of investment securities - held-to-maturity	8,680	4,982	7,302
Purchases of investment securities - held-to-maturity	(4,967)	(3,043)	(11,080)
Net (increase) decrease in federal funds sold	38,518	(17,882)	(62,531)
Net decrease in loans	7,427	25,290	2,222
Purchase of premises and equipment	(715)	(476)	(642)
Capitalized expenditures for improvements to other real estate owned			(136)
Proceeds from sale of assets	2
Proceeds from sale of other real estate owned	1,564	1,252
Net cash flows from investing activities	(31,363)	(52,675)	(81,300)
CASH FLOWS FROM FINANCING ACTIVITIES
Net increase in demand deposits, money market, NOW and savings accounts	45,751	36,540	30,600
Net increase (decrease) in time deposits	(16,340)	8,905	45,298
Amount paid for redemption of common stock	(931)
Net increase (decrease) in other borrowings	(2,784)	(4,010)	5,463
Cash dividends	(2,489)	(2,354)	(2,059)
Proceeds from exercise of stock options			4
Net cash flows from financing activities	23,207	39,081	79,306
NET CHANGE IN CASH AND DUE FROM BANKS	658	(3,980)	2,487
CASH AND DUE FROM BANKS, beginning of year	10,461	14,441	11,954
CASH AND DUE FROM BANKS, end of year	11,119	10,461	14,441
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year for income taxes	1,200	1,980	266
Cash paid during the year for interest	4,476	6,110	7,155
SUPPLEMENTAL INFORMATION ABOUT NONCASH FINANCING AND INVESTING ACTIVITIES
Property taken in settlement of loans	2,407	1,419	1,309
Property sold through seller financing	$ 1,409	$ 1,105